UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Conservative Value Equity Fund

Institutional Class Shares - LSVVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the LSV Conservative Value Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.lsvasset.com/conservative-value-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Conservative Value Equity Fund, Institutional Class Shares	$37	0.35%

How did the Fund perform in the last year?

The broad U.S. equity market as measured by the S&P 500 Index was up 21.45% for the twelve months ended October 31, 2025. The market’s strong performance came despite persistent macroeconomic uncertainty, including concerns about slowing global growth, inflation dynamics, and shifting expectations around Federal Reserve policy. The resilience of the U.S. economy and continued earnings strength among large-cap technology companies were key drivers of the positive returns. While the market once again rewarded mega-cap growth stocks, smaller-cap and value-oriented stocks lagged behind. Small cap stocks underperformed large caps over the period as the Russell 1000 Index was up 21.14%, while the Russell 2000 Index gained 14.41% (both in USD). From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 1000 Value Index was up 11.15%, while the Russell 1000 Growth Index rose 30.53% (both in USD). The LSV Conservative Value Equity Fund, Institutional Class, gained 12.99% for the period. From a sector perspective, Information Technology, Communication Services, and Consumer Discretionary stocks outperformed, while Materials, Real Estate, and Consumer Staples lagged

The Fund’s deeper value bias added value over the period as cheaper stocks on an earnings and cash flow basis performed well on a relative and absolute basis. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns while sector allocation also added to relative returns over the year. Stock selection relative gains were primarily the result of the outperformance of deep value names within Health Care, Financials, and Information Technology. From a sector perspective, relative gains were more modest and largely the result of our overweight to Communication Services combined with an underweight to the Real Estate and Materials sectors. Top contributors for the year included our overweight positions in Flex, Citigroup, JP Morgan Chase, Goldman Sachs Group, Wells Fargo. Not owning Progressive Corp-Ohio, and UPS also added value. The main individual detractors included our overweight positions in Comcast, Centene, Sylvamo, and Target. Not owning Robinhood Markets, Intel and Advanced Micro Devices also contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 13.4x forward earnings compared to 18.3x for the Russell 1000 Value, 2.2x book value compared to 2.9x for the Russell 1000 Value and 9.2x cash flow compared to 13.9x for the Russell 1000 Value. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Health Care, Financials, and Energy while underweight Industrials, Utilities, and Real Estate.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	LSV Conservative Value Equity Fund, Institutional Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000	$100,000
Oct/16	$103,874	$104,255	$106,371
Oct/17	$126,006	$128,931	$125,284
Oct/18	$128,387	$137,928	$129,087
Oct/19	$139,122	$157,448	$143,561
Oct/20	$119,800	$174,556	$132,700
Oct/21	$177,331	$250,507	$190,766
Oct/22	$173,417	$209,479	$177,418
Oct/23	$173,746	$229,346	$177,655
Oct/24	$230,958	$316,655	$232,686
Oct/25	$260,961	$383,583	$258,627

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/conservative-value-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Conservative Value Equity Fund, Institutional Class Shares	12.99%	16.85%	10.07%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	17.05%	14.39%
Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	11.15%	14.28%	9.97%

Key Fund Statistics as of October 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$134,373	201	$230	25%

What did the Fund invest in?

Sector/Asset WeightingsFootnote Reference*

Value	Value
Real Estate	1.4%
Repurchase Agreement	1.6%
Utilities	1.8%
Materials	2.8%
Energy	7.0%
Consumer Staples	8.1%
Consumer Discretionary	8.5%
Communication Services	9.1%
Industrials	9.1%
Information Technology	12.3%
Health Care	14.6%
Financials	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
JPMorgan Chase	3.1%
Alphabet, Cl A	2.6%
Berkshire Hathaway, Cl B	2.6%
ExxonMobil	2.2%
Johnson & Johnson	2.0%
Amazon.com	1.8%
Wells Fargo	1.8%
Cisco Systems	1.5%
Micron Technology	1.5%
Bank of America	1.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/conservative-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Conservative Value Equity Fund / Institutional Class Shares - LSVVX

Annual Shareholder Report: October 31, 2025

LSVVX-AR-2025

The Advisors' Inner Circle Fund

LSV Conservative Value Equity Fund

Investor Class Shares - LVAVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the LSV Conservative Value Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.lsvasset.com/conservative-value-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Conservative Value Equity Fund, Investor Class Shares	$64	0.60%

How did the Fund perform in the last year?

The broad U.S. equity market as measured by the S&P 500 Index was up 21.45% for the twelve months ended October 31, 2025. The market’s strong performance came despite persistent macroeconomic uncertainty, including concerns about slowing global growth, inflation dynamics, and shifting expectations around Federal Reserve policy. The resilience of the U.S. economy and continued earnings strength among large-cap technology companies were key drivers of the positive returns. While the market once again rewarded mega-cap growth stocks, smaller-cap and value-oriented stocks lagged behind. Small cap stocks underperformed large caps over the period as the Russell 1000 Index was up 21.14%, while the Russell 2000 Index gained 14.41% (both in USD). From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 1000 Value Index was up 11.15%, while the Russell 1000 Growth Index rose 30.53% (both in USD). The LSV Conservative Value Equity Fund, Investor Class, gained 12.75% for the period. From a sector perspective, Information Technology, Communication Services, and Consumer Discretionary stocks outperformed, while Materials, Real Estate, and Consumer Staples lagged

The Fund’s deeper value bias added value over the period as cheaper stocks on an earnings and cash flow basis performed well on a relative and absolute basis. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns while sector allocation also added to relative returns over the year. Stock selection relative gains were primarily the result of the outperformance of deep value names within Health Care, Financials, and Information Technology. From a sector perspective, relative gains were more modest and largely the result of our overweight to Communication Services combined with an underweight to the Real Estate and Materials sectors. Top contributors for the year included our overweight positions in Flex, Citigroup, JP Morgan Chase, Goldman Sachs Group, Wells Fargo. Not owning Progressive Corp-Ohio, and UPS also added value. The main individual detractors included our overweight positions in Comcast, Centene, Sylvamo, and Target. Not owning Robinhood Markets, Intel and Advanced Micro Devices also contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 13.4x forward earnings compared to 18.3x for the Russell 1000 Value, 2.2x book value compared to 2.9x for the Russell 1000 Value and 9.2x cash flow compared to 13.9x for the Russell 1000 Value. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Health Care, Financials, and Energy while underweight Industrials, Utilities, and Real Estate.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	LSV Conservative Value Equity Fund, Investor Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,360	$10,426	$10,637
Oct/17	$12,528	$12,893	$12,528
Oct/18	$12,742	$13,793	$12,909
Oct/19	$13,771	$15,745	$14,356
Oct/20	$11,819	$17,456	$13,270
Oct/21	$17,461	$25,051	$19,077
Oct/22	$17,036	$20,948	$17,742
Oct/23	$17,020	$22,935	$17,766
Oct/24	$22,565	$31,665	$23,269
Oct/25	$25,442	$38,358	$25,863

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/conservative-value-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Conservative Value Equity Fund, Investor Class Shares	12.75%	16.57%	9.79%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	17.05%	14.39%
Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	11.15%	14.28%	9.97%

Key Fund Statistics as of October 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$134,373	201	$230	25%

What did the Fund invest in?

Sector/Asset WeightingsFootnote Reference*

Value	Value
Real Estate	1.4%
Repurchase Agreement	1.6%
Utilities	1.8%
Materials	2.8%
Energy	7.0%
Consumer Staples	8.1%
Consumer Discretionary	8.5%
Communication Services	9.1%
Industrials	9.1%
Information Technology	12.3%
Health Care	14.6%
Financials	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
JPMorgan Chase	3.1%
Alphabet, Cl A	2.6%
Berkshire Hathaway, Cl B	2.6%
ExxonMobil	2.2%
Johnson & Johnson	2.0%
Amazon.com	1.8%
Wells Fargo	1.8%
Cisco Systems	1.5%
Micron Technology	1.5%
Bank of America	1.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/conservative-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Conservative Value Equity Fund / Investor Class Shares - LVAVX

Annual Shareholder Report: October 31, 2025

LVAVX-AR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)         The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)         The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$97,277	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	$100,000	None	None	None
(c)	Tax Fees	None	None	$10,000	None	None	None
(d)	All Other Fees	None	None	$2,000	None	None	None

2

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

3

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)        The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

4

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)             Not applicable.

(g)             The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $112,000 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

5

(h)             During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)              Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)              Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

6

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Conservative Value Equity Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2025

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV Conservative Value Equity Fund October 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	13
Notice to Shareholders (Unaudited)	14
Other Information (Form N-CSR Items 8-11) (Unaudited)	15

Schedule of Investments

October 31, 2025

LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (98.7%)
Communication Services (9.1%)
Alphabet, Cl A	12,500	$3,515
Alphabet, Cl C	3,600	1,015
AT&T	58,000	1,435
Comcast, Cl A	37,400	1,041
Electronic Arts	4,100	820
Fox, Cl A	9,300	601
Meta Platforms, Cl A	700	454
Nexstar Media Group, Cl A	2,500	489
TEGNA	15,800	311
Verizon Communications	36,500	1,450
Walt Disney	5,600	631
ZoomInfo Technologies, Cl A*	36,600	411
		12,173
Consumer Discretionary (8.5%)
Amazon.com*	9,900	2,418
AutoNation*	2,300	460
Best Buy	4,500	370
Bloomin’ Brands	17,500	119
BorgWarner	10,200	438
Dick’s Sporting Goods	1,700	376
DR Horton	3,100	462
eBay	10,000	813
Ford Motor	76,100	999
General Motors	16,200	1,119
Goodyear Tire & Rubber*	17,465	120
H&R Block	5,400	269
Harley-Davidson	8,400	227
Lear	2,400	251
Lennar, Cl A	3,400	421
Lowe’s	1,100	262
McDonald’s	1,500	448
Phinia	2,040	106
PulteGroup	5,500	659
PVH	2,900	227
Signet Jewelers	4,300	425
Toll Brothers	3,200	432
		11,421
Consumer Staples (8.1%)
Albertsons, Cl A	17,700	313
Altria Group	20,000	1,128
Archer-Daniels-Midland	9,900	599
Bunge Global	6,000	568
Campbell Soup	8,900	268
Conagra Brands	15,900	273
Dollar General	3,300	326
Energizer Holdings	9,800	228
General Mills	9,600	447
Ingredion	3,500	404
JM Smucker	4,000	414
Kraft Heinz	21,860	541
Kroger	11,000	700
LSV Conservative Value Equity Fund
	Shares	Value (000)
Consumer Staples (continued)
Molson Coors Beverage, Cl B	11,000	$481
PepsiCo	4,500	657
Philip Morris International	3,200	462
Procter & Gamble	8,100	1,218
Target	7,000	649
Walmart	12,300	1,244
		10,920
Energy (7.0%)
APA	14,300	324
Chevron	5,700	899
ConocoPhillips	13,300	1,182
Coterra Energy	14,300	338
Devon Energy	6,100	198
EOG Resources	5,700	603
ExxonMobil	25,900	2,962
Halliburton	10,900	293
HF Sinclair	6,220	321
Marathon Petroleum	4,300	838
Phillips 66	3,000	409
Scorpio Tankers	4,300	265
Valero Energy	4,200	712
		9,344
Financials (24.0%)
Allstate	4,400	843
Ally Financial	10,200	398
American International Group	10,400	821
Ameriprise Financial	900	408
Axis Capital Holdings	2,300	215
Bank of America	36,200	1,935
Bank of New York Mellon	10,900	1,176
Berkshire Hathaway, Cl B*	7,300	3,486
Chubb	1,300	360
Citigroup	15,500	1,569
Citizens Financial Group	9,500	483
Fiserv*	1,900	127
Global Payments	2,100	163
Goldman Sachs Group	2,200	1,737
Hartford Financial Services Group	6,000	745
JPMorgan Chase	13,500	4,200
M&T Bank	2,100	386
MetLife	9,900	790
MGIC Investment	16,100	441
Morgan Stanley	10,400	1,706
Navient	17,400	213
Old Republic International	11,600	458
PayPal Holdings*	14,200	984
PNC Financial Services Group	2,100	383
Prudential Financial	5,400	562
Radian Group	11,200	380
Regions Financial	17,900	433
S&P Global	500	244

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Conservative Value Equity Fund
	Shares	Value (000)
Financials (continued)
State Street	6,800	$786
Synchrony Financial	10,800	803
Travelers	1,900	510
Truist Financial	9,100	406
Unum Group	7,600	558
US Bancorp	14,600	682
Wells Fargo	27,400	2,383
Western Union	10,800	101
Zions Bancorp	7,200	375
		32,250
Health Care (14.6%)
Abbott Laboratories	3,200	396
Bristol-Myers Squibb	23,000	1,060
Cardinal Health	2,900	553
Centene*	12,500	442
Cigna Group	3,300	807
CVS Health	16,200	1,266
DaVita*	2,300	274
Elevance Health	900	285
Exelixis*	10,000	387
Gilead Sciences	9,900	1,186
Harmony Biosciences Holdings*	12,200	349
HCA Healthcare	2,200	1,011
Illumina*	700	86
Incyte*	8,100	757
Jazz Pharmaceuticals*	3,800	523
Johnson & Johnson	14,200	2,682
Medtronic	10,700	971
Merck	13,100	1,126
Organon	17,000	115
Pfizer	53,600	1,321
Regeneron Pharmaceuticals	1,400	913
Solventum*	2,150	148
Thermo Fisher Scientific	900	511
UnitedHealth Group	3,500	1,195
Universal Health Services, Cl B	2,200	477
Viatris, Cl W	35,900	372
Zimmer Biomet Holdings	3,900	392
		19,605
Industrials (9.1%)
3M	3,100	516
AGCO	3,900	402
Allison Transmission Holdings	5,600	462
ArcBest	3,300	245
Brink’s	3,700	411
Caterpillar	1,600	924
CNH Industrial	39,300	412
Cummins	1,600	700
Deere	700	323
Delta Air Lines	15,600	895
FedEx	3,600	914
LSV Conservative Value Equity Fund
	Shares	Value (000)
Industrials (continued)
General Dynamics	1,300	$448
Illinois Tool Works	1,300	317
Oshkosh	3,600	444
Owens Corning	3,300	420
RTX	3,900	696
Ryder System	3,400	576
Science Applications International	2,301	216
Snap-on	1,500	503
SS&C Technologies Holdings	4,500	382
Textron	7,000	566
United Airlines Holdings*	7,900	743
United Rentals	500	436
Upwork*	20,100	321
		12,272
Information Technology (12.3%)
Accenture, Cl A	1,000	250
Adobe*	1,100	374
Amdocs	5,000	421
Amkor Technology	9,700	313
Applied Materials	2,700	629
Arrow Electronics*	3,500	391
Cirrus Logic*	3,900	517
Cisco Systems	28,000	2,047
Cognizant Technology Solutions, Cl A	13,200	962
Dell Technologies, Cl C	3,900	632
Dropbox, Cl A*	14,100	409
DXC Technology*	12,508	178
Flex*	8,400	525
Hewlett Packard Enterprise	34,600	845
HP	19,100	529
International Business Machines	1,800	553
Jabil	2,600	574
Micron Technology	8,900	1,992
NetApp	3,100	365
QUALCOMM	7,900	1,429
RingCentral, Cl A*	4,300	130
Salesforce	1,200	313
Skyworks Solutions	4,200	326
TD SYNNEX	3,500	548
Western Digital	5,400	811
Zoom Video Communications, Cl A*	6,100	532
		16,595
Materials (2.8%)
Eastman Chemical	4,700	280
Linde	900	376
LyondellBasell Industries, Cl A	4,300	200
Mosaic	9,500	261
NewMarket	700	537
Newmont	17,100	1,385

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Conservative Value Equity Fund
	Shares	Value (000)
Materials (continued)
Solstice Advanced Materials*	475	$21
Steel Dynamics	3,200	502
Sylvamo	5,500	223
		3,785
Real Estate (1.4%)
Brixmor Property Group	13,900	364
BXP	5,600	399
Host Hotels & Resorts‡	24,500	392
Innovative Industrial Properties, Cl A	3,300	166
MILLROSE PROPERTIES-CL A W/I	2,250	72
Sabra Health Care REIT	25,700	458
		1,851
Utilities (1.8%)
American Electric Power	5,700	686
Edison International	9,900	548
Eversource Energy	5,600	413
Exelon	9,100	420
UGI	11,900	398
		2,465
TOTAL COMMON STOCK
(Cost $106,358)		132,681
	Face Amount (000)
Repurchase Agreement (1.6%)
South Street Securities 3.650%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $2,205 (collateralized by various U.S. Treasury obligations, ranging in par value $565 - 1,628, 4.125% - 4.875%, 03/31/2029 – 08/15/2045; total market value $2,248)	$2,204	2,204
TOTAL REPURCHASE AGREEMENT
(Cost $2,204)		2,204

Total Investments – 100.3%
(Cost $108,562)		$134,885

Percentages are based on Net Assets of $134,373 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$132,681	$—	$—	$132,681
Repurchase Agreement	—	2,204	—	2,204
Total Investments in Securities	$132,681	$2,204	$—	$134,885

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2025

	LSV Conservative Value Equity Fund
Assets:
Investments, at Value (Cost $108,562)	$134,885
Dividends and Interest Receivable	142
Prepaid Expenses	12
Total Assets	135,039
Liabilities:
Payable for Investment Securities Purchased	595
Payable due to Investment Adviser	27
Payable for Professional Fees	13
Payable due to Administrator	7
Payable for Fund Shares Redeemed	4
Payable due to Trustees	2
Payable due to Distributor	1
Payable due to Chief Compliance Officer	1
Other Accrued Expenses	16
Total Liabilities	666
Net Assets	$134,373
Net Assets Consist of:
Paid-in Capital	$91,432
Total Distributable Earnings	42,941
Net Assets	$134,373
Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($134,195 ÷ 8,782,819 shares)(1)	$15.28	*
Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($178 ÷ 11,779 shares)(1)	$15.11	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2025

LSV Conservative Value Equity Fund
Investment Income:
Dividend Income	$3,395
Interest Income	24
Total Investment Income	3,419
Expenses:
Investment Advisory Fees	499
Administration Fees	77
Trustees’ Fees	8
Chief Compliance Officer Fees	3
Distribution Fees - Investor Class	1
Transfer Agent Fees	48
Registration and Filing Fees	39
Professional Fees	18
Printing Fees	10
Custodian Fees	10
Insurance and Other Fees	18
Total Expenses	731
Less: Waiver of Investment Advisory Fees	(269)
Less: Fees Paid Indirectly — (see Note 4)	(2)
Net Expenses	460
Net Investment Income	2,959
Net Realized Gain on Investments	14,477
Net Change in Unrealized Depreciation on Investments	(1,533)
Net Realized and Unrealized Gain	12,944
Net Increase in Net Assets Resulting from Operations	$15,903

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Conservative Value Equity Fund
	2025	2024
Operations:
Net Investment Income	$2,959	$3,275
Net Realized Gain	14,477	14,262
Net Change in Unrealized Appreciation (Depreciation)	(1,533)	22,154
Net Increase in Net Assets Resulting from Operations	15,903	39,691
Distributions
Institutional Class Shares	(17,378)	(8,828)
Investor Class Shares	(45)	(35)
Total Distributions	(17,423)	(8,863)
Capital Share Transactions:
Institutional Class Shares:
Issued	12,997	15,298
Reinvestment of Dividends and Distributions	17,315	8,797
Redeemed	(29,837)	(48,567)
Net Increase (Decrease) from Institutional Class Shares Transactions	475	(24,472)
Investor Class Shares:
Issued	14	147
Reinvestment of Dividends and Distributions	45	35
Redeemed	(269)	(345)
Net Decrease from Investor Class Shares Transactions	(210)	(163)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	265	(24,635)
Total Increase (Decrease) in Net Assets	(1,255)	6,193
Net Assets:
Beginning of Year	135,628	129,435
End of Year	$134,373	$135,628
Shares Transactions:
Institutional Class:
Issued	913	1,075
Reinvestment of Dividends and Distributions	1,260	656
Redeemed	(2,120)	(3,388)
Total Institutional Class Share Transactions	53	(1,657)
Investor Class:
Issued	2	10
Reinvestment of Dividends and Distributions	3	3
Redeemed	(19)	(24)
Total Investor Class Share Transactions	(14)	(11)
Net Increase (Decrease) in Shares Outstanding	39	(1,668)

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
LSV Conservative Value Equity Fund
Institutional Class Shares
2025	$15.49	$0.32	$1.43	$1.75	$(0.33)	$(1.63)	$(1.96)	$15.28	12.99%	$134,195	0.35%	0.56%	2.25%	25%
2024	12.42	0.33	3.61	3.94	(0.34)	(0.53)	(0.87)	15.49	32.93	135,227	0.35	0.56	2.32	9
2023	13.07	0.33	(0.30)	0.03	(0.32)	(0.36)	(0.68)	12.42	0.19	128,983	0.35	0.56	2.56	19
2022	13.86	0.31	(0.59)	(0.28)	(0.26)	(0.25)	(0.51)	13.07	(2.21)	144,480	0.35	0.54	2.29	18
2021	9.59	0.26	4.28	4.54	(0.27)	–	(0.27)	13.86	48.02	138,771	0.35	0.55	2.04	16
Investor Class Shares
2025	$15.32	$0.29	$1.41	$1.70	$(0.28)	$(1.63)	$(1.91)	$15.11	12.75%	$178	0.60%	0.81%	2.04%	25%
2024	12.30	0.29	3.58	3.87	(0.32)	(0.53)	(0.85)	15.32	32.58	401	0.60	0.81	2.09	9
2023	12.95	0.30	(0.30)	–	(0.29)	(0.36)	(0.65)	12.30	(0.09)	452	0.60	0.81	2.30	19
2022	13.74	0.27	(0.58)	(0.31)	(0.23)	(0.25)	(0.48)	12.95	(2.44)	418	0.60	0.79	2.05	18
2021	9.51	0.23	4.25	4.48	(0.25)	–	(0.25)	13.74	47.74	393	0.60	0.80	1.81	16

†	Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2025

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2025, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Notes to Financial Statements

October 31, 2025

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 as amended and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements—In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Notes to Financial Statements

October 31, 2025

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2025, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$2,204	$2,204	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Segment Reporting — In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred $76,580 for these services.

Notes to Financial Statements

October 31, 2025

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2025, the Fund incurred $678 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the year ended October 31, 2025, the Fund earned $1,951 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.35% and 0.60% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2026. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2025.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2025, were as follows (000):

Purchases	$32,662
Sales	$47,598

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2025.

The tax character of dividends and distributions declared during the year ended October 31, 2025 and 2024 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2025	$3,785	$13,638	$17,423
2024	4,416	4,447	8,863

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,780
Undistributed Long-Term Capital Gain	13,910
Other Temporary Differences	2
Unrealized Appreciation	26,249
Total Distributable Earnings	$42,941

Capital loss carryforward rules allow for a Regulated Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no capital loss carryforwards at October 31, 2025.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2025, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$108,636	$34,964	$(8,715)	$26,249

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales.

8.	Concentration of Risks:

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Notes to Financial Statements

October 31, 2025

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Concentration of Shareholders:

At October 31, 2025, 93% of total shares outstanding for the Institutional Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. At October 31, 2025, 100% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Conservative Value Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV Conservative Value Equity Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 22, 2025

NOTICE TO SHAREHOLDERS

OF

LSV CONSERVATIVE VALUE EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
78.28%	21.72%	100.00%	94.01%	95.29%	0.00%	0.00%	100.00%	2.96%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Conservative Value Equity Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Trust:
The Advisors' Inner Circle Fund

Fund:
LSV Conservative Value Equity Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Funds Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:
Ernst & Young LLP

LSV-AR-005-1900

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)             Not applicable.

(b)             Not applicable.

Item 19.	Exhibits.

(a)(1)        Code of Ethics attached hereto.

(a)(2)        Not applicable.

(a)(3)        A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)             Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 9, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: January 9, 2026